Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	36.9425
Maximum Aggregate Offering Price	$ 11,082,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,530.53
Offering Note	This registration statement relates to 300,000 shares of common stock of Arrow Financial Corporation that may be purchased with employee contributions to the Arrow Financial Corp. Profit Sharing 401(k) Plan.